Trade and Other Payables - Summary of Detailed Information About Trade and Other Payables (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of Detailed Information About Trade And Other Payables [line items]
Payroll and employee benefits	$ 9,601	$ 9,670
Trade payables	14,051	4,173
Deferred share units	4,688	3,685
Customer deposits	3,701	1,687
Accrued liabilities	1,824	527
Accrued warranty	15	133
Sales taxes payable	236	254
Trade and other payables	$ 34,116	$ 20,129